Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2015	$14,743
2016	12,896
2017	8,348
2018	6,562
2019	4,572
Thereafter	10,322
$57,443